Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 45,814,043	$ 55,952,873
Receivables, trade	28,784,479	23,148,782
Working capital advances	3,450,000	3,300,000
Prepayments	1,014,020	803,003
Advances and deposits	5,019,298	3,136,362
Other receivables	0	82,636
Inventories	9,150,686	7,339,252
Total current assets	93,232,526	93,762,908
Non-current assets
Vessels and vessel equipment, net	760,280,172	785,461,415
Deferred drydock expenditure, net	4,127,718	3,232,293
Leasehold improvements, net	460,115	488,561
Other non-current assets, net	3,610,085	697,546
Total non-current assets	768,478,090	789,879,815
TOTAL ASSETS	861,710,616	883,642,723
Current liabilities
Payables, trade	17,790,162	14,448,043
Charter revenue received in advance	0	507,780
Other payables	51,113	5,354
Accrued interest on loans	1,919,970	2,067,991
Current portion of long-term debt	36,487,931	41,827,480
Current portion of capital lease obligations	3,299,099	159,028
Total current liabilities	59,548,275	59,015,676
Non-current liabilities
Non-current portion of long-term debt	366,391,923	411,385,626
Non-current portion of capital lease obligations	39,818,777	8,971,622
Total non-current liabilities	406,210,700	420,357,248
Equity
Share capital	340,613	340,613
Additional paid in capital	405,622,042	405,279,257
Treasury stock	(4,272,477)	(4,272,477)
Accumulated (deficit) / surplus	(5,738,537)	2,922,406
Total equity	395,951,641	404,269,799
TOTAL LIABILITIES AND EQUITY	$ 861,710,616	$ 883,642,723